Stockholder's Deficit - Summary of Warrant Activity (Details)	3 Months Ended
Mar. 31, 2017 USD ($) $ / shares shares
Equity [Abstract]
Warrants Outstanding, Beginning Balance | shares	846,765
Warrants Outstanding, Granted | shares	192,308
Warrants Outstanding, Exercised | shares	(40,834)
Warrants Outstanding, Forfeited and Cancelled | shares
Warrants Outstanding, Ending Balance | shares	998,239
Warrants Outstanding Weighted Average Exercise Price, Beginning Balance	$ 6.48
Warrants Outstanding Weighted Average Exercise Price, Granted	7.50
Warrants Outstanding Weighted Average Exercise Price, Exercised	3.90
Warrants Outstanding Weighted Average Exercise Price, Forfeited and Cancelled	0.00
Warrants Outstanding Weighted Average Exercise Price, Ending Balance	$ 6.75
Warrants Outstanding Aggregate Intrinsic Value, Beginning Balance | $
Warrants Outstanding Aggregate Intrinsic Value, Granted	$ 0
Warrants Outstanding Aggregate Intrinsic Value, Ending Balance | $	$ 0